Description of Company and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.     Description of Company and Nature of Business

Protea Biosciences Group, Inc. (referred to as “Protea”, “the Company”, “we”, “us” and “our”) is a development stage molecular information company incorporated in the state of Delaware on May 24, 2005. “Molecular information” refers to the process of transforming large analytical data sets, obtained by applying the Company’s technology, expertise and infrastructure, towards the identification and characterization of the proteins, metabolites and other biomolecules such as lipids, which are the byproducts of all living cells and life forms.

The Company is applying its technology to the development of next generation “direct molecular imaging” technology and service capabilities that it believes enable more rapid and comprehensive molecular profile of diseases based on biomolecules derived from the end result of gene expression in living cells, i.e. proteins, lipids, and metabolites. We believe that our proprietary technology and its integration into pathology, which is the current standard of care for tissue based diagnosis, will allow more rapid and confident identification of highly specific biomarkers of disease. The molecular information and associated processes that the Company is developing will be critical in accelerating the discovery, development and commercialization of diagnostic markers or tests for challenging human biology problems such as cancer and neurodegenerative disease.

The consolidated balance sheet presented as of December 31, 2013, has been derived from the audited consolidated financial statements as of that date. The consolidated financial statements and notes included in this report should be read in conjunction with the financial statements and notes included in the Company’s 2013 year end audit.

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company’s loss from operations since inception had an accumulated deficit balance at September 30, 2014 of approximately $63 million and at December 31, 2013 of approximately $55 million. The Company has funded its activities to date almost exclusively from debt and equity financings. The Company will continue to require substantial funds to advance the research and development of its core technologies and to develop new products and services based upon its proprietary protein recovery and identification technologies.

Management intends to meet its operating cash flow requirements primarily from the sale of equity and debt securities. The Company seeks additional capital through sales of equity securities or convertible debt and, if appropriate, to pursue partnerships to advance various research and development activities. The Company may also consider the sale of certain assets, or entering into a transaction such as a merger with a business complimentary to theirs.

While the Company believes that it will be successful in obtaining the necessary financing to fund its operations, they have no committed sources of funding and are not assured that additional funding will be available to them. These factors raise substantial doubt about the Company’s ability to continue as a going-concern. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going-concern.

1. Description of Company and Nature of Business

Protea Biosciences Group, Inc. (referred to as “Protea”, “the Company”, “we”, “us” and “our”) is a commercial stage, molecular information company incorporated in the state of Delaware on May 24, 2005. “Molecular information” is the identification and characterization of the proteins, metabolites and other biomolecules, which are the products of all living cells and life forms. The Company is applying its technology to the development of next generation, “direct molecular imaging” technology and service capabilities that it believes enable more rapid and comprehensive molecular profiling of living cells and biofluids, thereby providing better molecular information that helps to define normal and disease processes. We believe that our proprietary technology is useful to support medical research and pharmaceutical development. The Company’s technologies enable the direct molecular imaging of the proteins, metabolites and other biomolecules that regulate the biological functions of the human body and all other forms of life. Management believes this is a critical area of research, as pharmaceutical research is in need of direct molecular imaging to improve and accelerate the development of new therapeutics and diagnostic tests.

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The loss from operations since inception had an accumulated deficit at December 31, 2013 of approximately $55 million and at December 31, 2012 of approximately $47 million. The Company has funded its activities to date almost exclusively from debt and equity financings. The Company will continue to require substantial funds to advance the research and development of its core technologies and to develop new products and services based upon its proprietary protein recovery and identification technologies.

Management intends to meet its operating cash flow requirements primarily from the sale of equity and debt securities. The Company seeks additional capital through sales of equity securities or convertible debt and, if appropriate, to pursue partnerships to advance various research and development activities. The Company may also consider the sale of certain assets, or entering into a transaction such as a merger with a business complimentary to theirs.

While the Company believes that it will be successful in obtaining the necessary financing to fund its operations, they have no committed sources of funding and are not assured that additional funding will be available to them.